Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2019